Related party transactions_Details of transactions with related parties (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Payment guarantee provisions recognized	₩ 0	₩ 0	₩ 0
Kumho Tire Co., Inc.
Related party transactions [Abstract]
Interest income	0	0	1,098,000,000
Provision for (reversal of) allowance for credit loss	₩ 0	₩ 0	₩ (156,712,000,000)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship	Associates	Associates	Associates
Description of changes of ownership interest of related party	The Group lost significant influence over the entity due to the termination of the joint management procedures of the creditors' financial institution during the year ended December 31, 2018, and thus the entity was excluded from the list of associates.
W Service Networks Co., Ltd.
Outstanding balances for related party transactions [Abstract]
Loans	₩ 21,000,000	₩ 23,000,000
Allowance for credit losses	0	(1,000,000)
Deposits due to customers	2,183,000,000	1,881,000,000
Accrued expenses	6,000,000	6,000,000
Other liabilities	459,000,000	429,000,000
Related party transactions [Abstract]
Interest expenses	13,000,000	20,000,000	₩ 14,000,000
Fees expenses	525,000,000	448,000,000	561,000,000
Provision for (reversal of) allowance for credit loss	(4,000,000)	(3,000,000)	0
Other income	32,000,000	32,000,000	30,000,000
Other expenses	2,174,000,000	1,423,000,000	₩ 580,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment	₩ 179,000,000	₩ 177,000,000
Description of nature of related party relationship	Associates	Associates	Associates
Korea Credit Bureau Co., Ltd.
Outstanding balances for related party transactions [Abstract]
Loans	₩ 1,000,000	₩ 3,000,000
Deposits due to customers	2,311,000,000	26,000,000
Other liabilities	5,000,000	0
Related party transactions [Abstract]
Interest expenses	5,000,000	29,000,000	₩ 62,000,000
Fees expenses	3,155,000,000	2,608,000,000	₩ 2,310,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment	₩ 34,000,000	₩ 32,000,000
Description of nature of related party relationship	Associates	Associates	Associates
Korea Finance Security Co., Ltd.
Outstanding balances for related party transactions [Abstract]
Loans	₩ 3,440,000,000	₩ 1,860,000,000
Allowance for credit losses	(6,000,000)	(3,000,000)
Deposits due to customers	1,927,000,000	1,371,000,000
Other liabilities	1,000,000	0
Related party transactions [Abstract]
Interest income	70,000,000	0	₩ 0
Interest expenses	3,000,000	9,000,000	12,000,000
Provision for (reversal of) allowance for credit loss	3,000,000	8,000,000	4,000,000
Other expenses	100,000,000	112,000,000	₩ 146,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment	₩ 820,000,000	₩ 400,000,000
Description of nature of related party relationship	Associates	Associates	Associates
Chin Hung International Inc.
Outstanding balances for related party transactions [Abstract]
Loans	₩ 257,000,000	₩ 244,000,000
Allowance for credit losses	(3,000,000)	(2,000,000)
Deposits due to customers	8,715,000,000	5,381,000,000
Other liabilities	171,000,000	321,000,000
Related party transactions [Abstract]
Interest expenses	19,000,000	35,000,000	₩ 43,000,000
Provision for (reversal of) allowance for credit loss	(145,000,000)	44,000,000	₩ 182,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment	₩ 16,167,000,000	₩ 32,055,000,000
Description of nature of related party relationship	Associates	Associates	Associates
STX Engine Co., Ltd.
Related party transactions [Abstract]
Interest income	₩ 0	₩ 0	₩ 333,000,000
Interest expenses	0	0	86,000,000
Provision for (reversal of) allowance for credit loss	₩ 0	₩ 0	₩ (88,734,000,000)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship	Associates	Associates	Associates
Description of changes of ownership interest of related party			The shares of the entity were sold after it was transferred to assets held for distribution (sale) during the year ended December 31, 2018 and thus was excluded from the list of associates.
STX Corporation
Related party transactions [Abstract]
Interest expenses	₩ 0	₩ 0	₩ 2,000,000
Provision for (reversal of) allowance for credit loss	₩ 0	₩ 0	₩ (31,210,000,000)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship	Associates	Associates	Associates
Description of changes of ownership interest of related party			The shares of the entity were sold after it was transferred to assets held for distribution (sale) during the year ended December 31, 2018 and thus was excluded from the list of associates.
LOTTE CARD Co., Ltd.
Outstanding balances for related party transactions [Abstract]
Loans	₩ 7,500,000,000	₩ 7,500,000,000
Allowance for credit losses	(77,000,000)	(30,000,000)
Other assets	12,000,000	0
Deposits due to customers	2,697,000,000	2,726,000,000
Other liabilities	113,000,000	0
Related party transactions [Abstract]
Interest income	311,000,000	213,000,000	₩ 0
Interest expenses	68,000,000	53,000,000	0
Fees income	2,748,000,000	593,000,000	0
Provision for (reversal of) allowance for credit loss	171,000,000	30,000,000	₩ 0
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment	₩ 500,000,000,000	₩ 150,000,000,000
Description of nature of related party relationship	Associates	Associates	Associates
K BANK Co., Ltd.
Outstanding balances for related party transactions [Abstract]
Loans	₩ 104,000,000	₩ 141,000,000
Account receivables	26,000,000	24,000,000
Other assets	2,000,000	4,000,000
Related party transactions [Abstract]
Fees income	1,763,000,000	1,468,000,000	₩ 1,134,000,000
Other income	0	0	₩ 19,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment	₩ 196,000,000	₩ 159,000,000
Description of nature of related party relationship	Associates	Associates	Associates
Well to Sea No.3 Private Equity Fund
Outstanding balances for related party transactions [Abstract]
Loans	₩ 0	₩ 4,490,000,000
Allowance for credit losses	0	(8,000,000)
Deposits due to customers	4,997,000,000	714,000,000
Other liabilities	0	47,000,000
Related party transactions [Abstract]
Interest income	1,883,000,000	1,774,000,000	₩ 2,179,000,000
Interest expenses	5,000,000	11,000,000	9,000,000
Provision for (reversal of) allowance for credit loss	(55,000,000)	(18,000,000)	₩ (30,000,000)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment	0	210,510,000,000
Open interest	₩ 0	₩ 584,377,000,000
Description of nature of related party relationship	Associates	Associates	Associates
Others
Outstanding balances for related party transactions [Abstract]
Loans	₩ 0	₩ 84,000,000
Allowance for credit losses	0	(84,000,000)
Other assets	651,000,000	338,000,000
Deposits due to customers	5,831,000,000	5,577,000,000
Other liabilities	5,000,000	172,000,000
Related party transactions [Abstract]
Interest income	0	0	₩ 233,000,000
Interest expenses	28,000,000	55,000,000	40,000,000
Fees income	2,677,000,000	1,281,000,000	23,000,000
Provision for (reversal of) allowance for credit loss	0	(5,000,000)	(147,000,000)
Other income	16,000,000	17,000,000	14,000,000
Dividend income	₩ 52,000,000	₩ 0	₩ 0
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship	Associates	Associates	Associates
Description of other related parties with outstanding balances	Others include Smart Private Equity Fund No.2, IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership, Woori G IPO10 [FI_Bal][F]C(F), Woori G Senior Loan No.1, Woori G Egis Bond[FI][F](C(F)), Woori G Clean Energy No.1, Woori Star50 Master Fund ClassC-F, Dongwoo C & C Co., Ltd., Woori Growth Partnerships New Technology Private Equity Fund, Woori-Shinyoung Growth-Cap Private Equity Fund, Woori-Q Corporate Restructuring Private Equity Fund, Woori High plus G.B. Securities Feeder Fund1(G.B.), Uri Hanhwa Eureka Private Equity Fund, Japanese Hotel Real Estate Private Equity Fund 2, Partner One Value Up I Private Equity Fund and etc., as of December 31, 2020.	Others include Saman Corporation, Woori-Shinyoung Growth-Cap Private Equity Fund, Uri Hanhwa Eureka Private Equity Fund, Kyesan Engineering Co., Ltd. and DAEA SNC Co., Ltd. and etc., as of December 31, 2019.
Description of other related parties with transactions	Others include Smart Private Equity Fund No.2, IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership, AJU TAERIM 1st Fund, Woori G IPO10 [FI_Bal][F]C(F),Woori G Senior Loan No.1, Woori G Egis Bond[FI][F](C(F)), Woori G Clean Energy No.1, Woori Star50 Master Fund ClassC-F, Saman Corporation, Woori Growth Partnerships New Technology Private Equity Fund, Woori-Shinyoung Growth-Cap Private Equity Fund, Woori-Q Corporate Restructuring Private Equity Fund, Woori High plus G.B. Securities Feeder Fund1(G.B.), Uri Hanhwa Eureka Private Equity Fund, Japanese Hotel Real Estate Private Equity Fund 2, Partner One Value Up I Private Equity Fund, PCC-Woori LP Secondary Fund and etc., as of December 31, 2020.	Others include Saman Corporation, Woori-Shinyoung Growth-Cap Private Equity Fund, Uri Hanhwa Eureka Private Equity Fund, Kyesan Engineering Co., Ltd., DAEA SNC Co., Ltd. and etc, as of December 31, 2019.	Others as of December 31, 2018 include Saman Corporation, Uri Hanhwa Eureka Private Equity Fund, Kyesan Engineering Co., Ltd, DAEA SNC Co., Ltd. etc.
Together-Korea Government Private Pool Private Securities Investment Trust No.3
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest	₩ 990,000,000,000	₩ 0
Description of nature of related party relationship	Associates
Woori-Q Corporate Restructuring Private Equity Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest	₩ 36,355,000,000	53,372,000,000
Description of nature of related party relationship	Associates
PCC-Woori LP Secondary Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest	₩ 2,525,000,000	7,575,000,000
Description of nature of related party relationship	Associates
Union Technology Finance Investment Association
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest	₩ 10,500,000,000	0
Description of nature of related party relationship	Associates
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest	₩ 9,704,000,000	15,424,000,000
Description of nature of related party relationship	Associates
Genesis Environmental Energy Company 1st Private Equity Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest	₩ 916,000,000	0
Description of nature of related party relationship	Associates
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest	₩ 550,000,000	625,000,000
Description of nature of related party relationship	Associates
Woori-Shinyoung Growth-Cap Private Equity Fund 1
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest	₩ 12,799,000,000	39,335,000,000
Description of nature of related party relationship	Associates
Woori G Senior Loan No.1
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest	₩ 53,041,000,000	0
Description of nature of related party relationship	Associates
JC Assurance No.2 Private Equity Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest	₩ 1,650,000,000	0
Description of nature of related party relationship	Associates
Woori Seoul Beltway Private Special Asset Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest	₩ 41,393,000,000	43,402,000,000
Description of nature of related party relationship	Associates
Woori G Clean Energy No.1
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest	₩ 7,485,000,000	₩ 0
Description of nature of related party relationship	Associates